SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of RSUs
Unvested - beginning of year	292,475
Granted	173,362
Vested	99,285
Canceled	42,657
Unvested - year end	323,895
Weighted average grant date fair value
Unvested - beginning of year | $ / shares	$ 17.71
Granted | $ / shares	24.8
Canceled | $ / shares	22.4
Unvested - year end | $ / shares